INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	$ 126,700
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	34,850	$ 36,940
Before Offset Amount | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	600	$ 671
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	5,191
Tax losses for which deferred tax asset recognised	565
Unused tax losses for which no deferred tax asset recognised	4,626
Brazil, France, Germany, Luxembourg, Spain and USA | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	121,500
Tax losses for which deferred tax asset recognised	36,800
Unused tax losses for which no deferred tax asset recognised	84,700
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	495
Tax credits for which deferred tax asset recognised	65
Unused tax credits for which no deferred tax asset recognised	430
Brazil, Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	105
Tax credits for which deferred tax asset recognised	63
Unused tax credits for which no deferred tax asset recognised	$ 42